Long-Term Debt, Summary of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Long-Term Debt [Abstract]
Secured loan facilities	$ 210,130	$ 178,447
Less: Deferred financing costs	(1,332)	(942)
Total	208,798	177,505
Less-current portion	(10,301)	(718)
Long-term portion	$ 198,497	$ 176,787